Concentrations, Risks and Uncertainties (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
BlackRock Equity Index Fund GG
Concentrations, Risks and Uncertainties
Investments individually represent 10 percent or more of the Plan's net assets available for benefits	$ 409,331,390	$ 415,809,372
Ball Corporation Common Stock
Concentrations, Risks and Uncertainties
Investments individually represent 10 percent or more of the Plan's net assets available for benefits		$ 229,140,513